Employees' Emoluments (Tables)	12 Months Ended
Dec. 31, 2017
Employees' Emoluments [Abstract]
Schedule of employees' emoluments
	Year ended December 31,
	2017	2016	2015

Salaries and other short-term benefits	2,476,506	1,369,524	1,878,963
Defined contribution benefit schemes	189,621	280,594	1,888,828
Total employee benefits expense (including directors’ emoluments)	2,666,127	1,650,118	3,767,791